Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2013
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	September 30,	December 31,
	2013	2012
Bank deposits	$5,440,006	$2,981,234
Money market funds	1,396,813	5,366,284
Total	$6,836,819	$8,347,518